Property and Equipment - Summary of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	$ 10,412
Depreciation, property, plant and equipment	2,807	$ 2,568
Disposals / retirements	(1,096)	0
Ending cost	8,724	10,412
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	15,293	10,776
Additions	1,736	1,719
Additions through business acquisitions (note 3)	55	2,790
Disposals / retirements	(1,096)	0
Foreign currency translation adjustment	610	8
Ending cost	16,598	15,293
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(4,881)	(2,327)
Depreciation, property, plant and equipment	2,807	2,568
Impairment loss recognised in profit or loss, property, plant and equipment	774	0
Foreign currency translation adjustment	508	(14)
Ending cost	(7,874)	(4,881)
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,426
Disposals / retirements	(325)	0
Ending cost	1,074	1,426
Furniture, fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,874	1,738
Additions	89	56
Additions through business acquisitions (note 3)	0	79
Disposals / retirements	(325)	0
Foreign currency translation adjustment	87	1
Ending cost	1,725	1,874
Furniture, fixtures and equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(448)	(111)
Depreciation, property, plant and equipment	280	337
Impairment loss recognised in profit or loss, property, plant and equipment	164	0
Foreign currency translation adjustment	84	0
Ending cost	(651)	(448)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	2,842
Disposals / retirements	(13)	0
Ending cost	2,963	2,842
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	4,925	2,889
Additions	1,321	1,444
Additions through business acquisitions (note 3)	55	591
Disposals / retirements	(13)	0
Foreign currency translation adjustment	504	1
Ending cost	6,792	4,925
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(2,083)	(1,100)
Depreciation, property, plant and equipment	1,344	996
Impairment loss recognised in profit or loss, property, plant and equipment	5	0
Foreign currency translation adjustment	410	(13)
Ending cost	(3,829)	(2,083)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	6,144
Disposals / retirements	(758)	0
Ending cost	4,687	6,144
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	8,494	6,149
Additions	326	219
Additions through business acquisitions (note 3)	0	2,120
Disposals / retirements	(758)	0
Foreign currency translation adjustment	19	6
Ending cost	8,081	8,494
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(2,350)	(1,116)
Depreciation, property, plant and equipment	1,183	1,235
Impairment loss recognised in profit or loss, property, plant and equipment	605	0
Foreign currency translation adjustment	14	(1)
Ending cost	$ (3,394)	$ (2,350)